Goodwill (Impairment test for goodwill) (Carrying amounts of major goodwill allocated to individual CGUs) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Impairment test for goodwill [line items]
Major Goodwill allocated to individual CGUs	¥ 14,276,224	¥ 14,738,016	¥ 15,934,955
Yunhe Power [member]
Impairment test for goodwill [line items]
Major Goodwill allocated to individual CGUs	295,001	295,001
Linyi Power [member]
Impairment test for goodwill [line items]
Major Goodwill allocated to individual CGUs	382,500	382,500
Wuhan Power [member]
Impairment test for goodwill [line items]
Major Goodwill allocated to individual CGUs	518,484	518,484
Liaocheng Co-generation [member]
Impairment test for goodwill [line items]
Major Goodwill allocated to individual CGUs	429,750	429,750
Tuas Power
Impairment test for goodwill [line items]
Major Goodwill allocated to individual CGUs	¥ 10,204,634	¥ 10,666,426